[Aetna Letterhead]
[Aetna Logo]
                                                       151 Farmington Avenue
                                                       Hartford, CT  06156-8975

September 15, 2000                                     Karen A. Peddle
                                                       Paralegal
                                                       Aetna Financial Services
                                                       Law Department, TS31
                                                       (860) 273-3894
                                                       Fax:  (860) 273-3004
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

Re:    Aetna Life Insurance and Annuity Company and its Variable Annuity
         Account C
       Prospectus Title:  Opportunity Plus - Group Variable Multiple Option
         Annuity Contracts
       File Nos.:  33-75962* and 811-2513
       Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplement and Statement of Additional Information Supplement contained in Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 ("Amendment No. 24") for Variable Annuity Account C of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 24 which was declared effective on September 14, 2000. The text of Amendment No. 24 was filed electronically with the Securities and Exchange Commission on September 1, 2000.

If you have any questions regarding this submission, please call the undersigned at 860-273-3894.

Very truly yours,

/s/ Karen A. Peddle

Karen A. Peddle

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*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement:
33-75978.